THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE SMALL CAP GROWTH FUND
                         ALPHAONE MICRO CAP EQUITY FUND
                   (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                        SUPPLEMENT DATED APRIL 27, 2011
                                     TO THE
                         PROSPECTUS DATED APRIL 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE FUNDS' PROSPECTUS DATED APRIL 1, 2011 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

THE BACK COVER OF THE FUNDS' PROSPECTUS HAS BEEN UPDATED TO PROVIDE THE FUNDS' WEBSITE AS FOLLOWS:

TO  OBTAIN  AN  SAI,  ANNUAL  OR  SEMI-ANNUAL  REPORT,  OR  MORE  INFORMATION:

BY TELEPHONE:  Call 1-855-4-ALPHAONE

BY MAIL:  Write to us at:
AlphaOne Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY  INTERNET:  WWW.ALPHAONECAPITAL.COM


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACP-SK-001-0100

                        THE ADVISORS' INNER CIRCLE FUND

                      ALPHAONE U.S. EQUITY LONG SHORT FUND
                                  (THE "FUND")

                        SUPPLEMENT DATED APRIL 27, 2011
                                     TO THE
                         PROSPECTUS DATED APRIL 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE FUND'S PROSPECTUS DATED APRIL 1, 2011 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

THE BACK COVER OF THE FUND'S PROSPECTUS HAS BEEN UPDATED TO PROVIDE THE FUND'S WEBSITE AS FOLLOWS:

TO  OBTAIN  AN  SAI,  ANNUAL  OR  SEMI-ANNUAL  REPORT,  OR  MORE  INFORMATION:

BY TELEPHONE:  Call 1-855-4-ALPHAONE

BY MAIL:  Write to us at:
AlphaOne Funds
P.O. Box 219009
Kansas City, Missouri 64121-9009

BY  INTERNET:  WWW.ALPHAONECAPITAL.COM


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACP-SK-002-0100

                        THE ADVISORS' INNER CIRCLE FUND

                         ALPHAONE SMALL CAP GROWTH FUND
                         ALPHAONE MICRO CAP EQUITY FUND
                      ALPHAONE U.S. EQUITY LONG SHORT FUND

                        SUPPLEMENT DATED APRIL 27, 2011
                                     TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2011 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE SECTION "PORTFOLIO HOLDINGS" ON PAGE S-43 OF THE SAI:

Quarterly holdings reports filed with the SEC on Form N-Q and Form N-CSR are not distributed to the Funds' shareholders but will be available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV. Should a Fund include only a Summary Schedule rather than a complete schedule of investments in its Semi-Annual and Annual Reports, its Form N-CSR will be available without charge, upon request, by calling 1-855-4-ALPHAONE. The Fund provides information about its complete portfolio holdings within 30 days after the end of each calendar quarter, and its top ten holdings, within five days after the end of each month, on the internet at WWW.ALPHAONECAPITAL.COM.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 ACP-SK-003-0100